Trade Receivables - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade receivable
From sales of educational content	R$ 676,787	R$ 475,507
From related parties	3,608	3,209
Gross trade receivables	680,395	478,716
Allowance for doubtful accounts	(87,132)	(63,434)	R$ (30,051)	R$ (13,419)
Trade Receivables	R$ 593,263	R$ 415,282